Distribution Date:	08/16/24	JPMBB Commercial Mortgage Securities Trust 2015-C28
Determination Date:	08/12/24
Next Distribution Date:	09/17/24
Record Date:	07/31/24	Commercial Mortgage Pass-Through Certificates
Series 2015-C28

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners,LLC
Bond / Collateral Reconciliation - Balances	8		Job Warshaw		jwarshaw@lnrpartners.com
Current Mortgage Loan and Property Stratification	9-13		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14-15	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	16-17		Attention: Transaction Manager		notices@pentalphasurveillance.com
Principal Prepayment Detail	18		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	22
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	23		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	24		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46644FAA9	1.445100%	35,258,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46644FAB7	2.773300%	163,954,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46644FAC5	2.912400%	150,000,000.00	82,137,561.33	39,861,013.10	199,347.86	0.00	0.00	40,060,360.96	42,276,548.23	44.49%	30.00%
A-4	46644FAD3	3.227400%	379,976,000.00	379,976,000.00	0.00	1,021,945.45	0.00	0.00	1,021,945.45	379,976,000.00	44.49%	30.00%
A-SB	46644FAE1	3.042000%	70,766,000.00	6,454,167.34	2,694,282.17	16,361.31	0.00	0.00	2,710,643.48	3,759,885.17	44.49%	30.00%
A-S	46644FAH4	3.532300%	78,567,000.00	78,567,000.00	0.00	231,268.51	0.00	0.00	231,268.51	78,567,000.00	34.26%	23.13%
B	46644FAJ0	3.986000%	70,218,000.00	70,218,000.00	0.00	233,240.79	0.00	0.00	233,240.79	70,218,000.00	25.11%	16.98%
C	46644FAK7	4.268459%	54,168,000.00	54,168,000.00	0.00	192,678.25	0.00	0.00	192,678.25	54,168,000.00	18.05%	12.24%
D	46644FAX9	3.768459%	54,005,000.00	54,005,000.00	0.00	169,596.36	0.00	0.00	169,596.36	54,005,000.00	11.01%	7.51%
E	46644FAZ4	3.768459%	27,149,000.00	27,149,000.00	0.00	85,258.25	0.00	0.00	85,258.25	27,149,000.00	7.48%	5.14%
F	46644FBB6	3.768459%	14,639,000.00	14,639,000.00	0.00	45,972.06	0.00	0.00	45,972.06	14,639,000.00	5.57%	3.86%
NR*	46644FBD2	3.768459%	44,091,697.00	42,751,309.20	0.00	4,538.59	0.00	0.00	4,538.59	42,751,309.20	0.00%	0.00%
Z	46644FBH3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46644FBF7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,142,791,699.00	810,065,037.87	42,555,295.27	2,200,207.43	0.00	0.00	44,755,502.70	767,509,742.60

X-A	46644FAF8	1.046752%	878,521,000.00	547,134,728.67	0.00	477,262.07	0.00	0.00	477,262.07	504,579,433.40
X-B	46644FAG6	0.282459%	70,218,000.00	70,218,000.00	0.00	16,528.10	0.00	0.00	16,528.10	70,218,000.00
X-C	46644FAM3	0.000000%	54,168,000.00	54,168,000.00	0.00	0.00	0.00	0.00	0.00	54,168,000.00
X-D	46644FAP6	0.500000%	54,005,000.00	54,005,000.00	0.00	22,502.08	0.00	0.00	22,502.08	54,005,000.00
X-E	46644FAR2	0.500000%	27,149,000.00	27,149,000.00	0.00	11,312.08	0.00	0.00	11,312.08	27,149,000.00
X-F	46644FAT8	0.500000%	14,639,000.00	14,639,000.00	0.00	6,099.58	0.00	0.00	6,099.58	14,639,000.00
X-NR	46644FAV3	0.500000%	44,091,697.00	42,751,309.20	0.00	17,813.05	0.00	0.00	17,813.05	42,751,309.20
Notional SubTotal			1,142,791,697.00	810,065,037.87	0.00	551,516.96	0.00	0.00	551,516.96	767,509,742.60

Deal Distribution Total					42,555,295.27	2,751,724.39	0.00	0.00	45,307,019.66

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

Class A-S, Class B, Class C all represent the "Regular Interest" of these respective classes. For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Class EC, please refer to the

	Exchangeable Certificate Detail page.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46644FAA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46644FAB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46644FAC5	547.58374220	265.74008733	1.32898573	0.00000000	0.00000000	0.00000000	0.00000000	267.06907307	281.84365487
A-4	46644FAD3	1,000.00000000	0.00000000	2.68949999	0.00000000	0.00000000	0.00000000	0.00000000	2.68949999	1,000.00000000
A-SB	46644FAE1	91.20435435	38.07311661	0.23120298	0.00000000	0.00000000	0.00000000	0.00000000	38.30431959	53.13123774
A-S	46644FAH4	1,000.00000000	0.00000000	2.94358331	0.00000000	0.00000000	0.00000000	0.00000000	2.94358331	1,000.00000000
B	46644FAJ0	1,000.00000000	0.00000000	3.32166667	0.00000000	0.00000000	0.00000000	0.00000000	3.32166667	1,000.00000000
C	46644FAK7	1,000.00000000	0.00000000	3.55704936	0.00000000	0.00000000	0.00000000	0.00000000	3.55704936	1,000.00000000
D	46644FAX9	1,000.00000000	0.00000000	3.14038256	0.00000000	0.00000000	0.00000000	0.00000000	3.14038256	1,000.00000000
E	46644FAZ4	1,000.00000000	0.00000000	3.14038270	0.00000000	0.00000000	0.00000000	0.00000000	3.14038270	1,000.00000000
F	46644FBB6	1,000.00000000	0.00000000	3.14038254	0.00000000	0.00000000	0.00000000	0.00000000	3.14038254	1,000.00000000
NR	46644FBD2	969.59999521	0.00000000	0.10293525	2.94197953	66.23698630	0.00000000	0.00000000	0.10293525	969.59999521
Z	46644FBH3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46644FBF7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46644FAF8	622.79072290	0.00000000	0.54325630	0.00000000	0.00000000	0.00000000	0.00000000	0.54325630	574.35102109
X-B	46644FAG6	1,000.00000000	0.00000000	0.23538267	0.00000000	0.00000000	0.00000000	0.00000000	0.23538267	1,000.00000000
X-C	46644FAM3	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46644FAP6	1,000.00000000	0.00000000	0.41666660	0.00000000	0.00000000	0.00000000	0.00000000	0.41666660	1,000.00000000
X-E	46644FAR2	1,000.00000000	0.00000000	0.41666654	0.00000000	0.00000000	0.00000000	0.00000000	0.41666654	1,000.00000000
X-F	46644FAT8	1,000.00000000	0.00000000	0.41666644	0.00000000	0.00000000	0.00000000	0.00000000	0.41666644	1,000.00000000
X-NR	46644FAV3	969.59999521	0.00000000	0.40400010	0.00000000	0.00000000	0.00000000	0.00000000	0.40400010	969.59999521

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	07/01/24 - 07/30/24	30	0.00	199,347.86	0.00	199,347.86	0.00	0.00	0.00	199,347.86	0.00
A-4	07/01/24 - 07/30/24	30	0.00	1,021,945.45	0.00	1,021,945.45	0.00	0.00	0.00	1,021,945.45	0.00
A-SB	07/01/24 - 07/30/24	30	0.00	16,361.31	0.00	16,361.31	0.00	0.00	0.00	16,361.31	0.00
X-A	07/01/24 - 07/30/24	30	0.00	477,262.07	0.00	477,262.07	0.00	0.00	0.00	477,262.07	0.00
X-B	07/01/24 - 07/30/24	30	0.00	16,528.10	0.00	16,528.10	0.00	0.00	0.00	16,528.10	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	07/01/24 - 07/30/24	30	0.00	22,502.08	0.00	22,502.08	0.00	0.00	0.00	22,502.08	0.00
X-E	07/01/24 - 07/30/24	30	0.00	11,312.08	0.00	11,312.08	0.00	0.00	0.00	11,312.08	0.00
X-F	07/01/24 - 07/30/24	30	0.00	6,099.58	0.00	6,099.58	0.00	0.00	0.00	6,099.58	0.00
X-NR	07/01/24 - 07/30/24	30	0.00	17,813.05	0.00	17,813.05	0.00	0.00	0.00	17,813.05	0.00
A-S	07/01/24 - 07/30/24	30	0.00	231,268.51	0.00	231,268.51	0.00	0.00	0.00	231,268.51	0.00
B	07/01/24 - 07/30/24	30	0.00	233,240.79	0.00	233,240.79	0.00	0.00	0.00	233,240.79	0.00
C	07/01/24 - 07/30/24	30	0.00	192,678.25	0.00	192,678.25	0.00	0.00	0.00	192,678.25	0.00
D	07/01/24 - 07/30/24	30	0.00	169,596.36	0.00	169,596.36	0.00	0.00	0.00	169,596.36	0.00
E	07/01/24 - 07/30/24	30	0.00	85,258.25	0.00	85,258.25	0.00	0.00	0.00	85,258.25	0.00
F	07/01/24 - 07/30/24	30	0.00	45,972.06	0.00	45,972.06	0.00	0.00	0.00	45,972.06	0.00
NR	07/01/24 - 07/30/24	30	2,790,784.26	134,255.47	0.00	134,255.47	129,716.87	0.00	0.00	4,538.59	2,920,501.13
Totals			2,790,784.26	2,881,441.27	0.00	2,881,441.27	129,716.87	0.00	0.00	2,751,724.39	2,920,501.13

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46644FAH4	3.532300%	78,567,000.00	78,567,000.00	0.00	231,268.51	0.00	0.00	231,268.51	78,567,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46644FAJ0	3.986000%	70,218,000.00	70,218,000.00	0.00	233,240.79	0.00	0.00	233,240.79	70,218,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46644FAK7	4.268459%	54,168,000.00	54,168,000.00	0.00	192,678.25	0.00	0.00	192,678.25	54,168,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			202,953,000.03	202,953,000.00	0.00	657,187.55	0.00	0.00	657,187.55	202,953,000.00

Exchangeable Certificate Details
EC	46644FAL5	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Up to the full certificate balance of the Class A-S, Class B and Class C certificates may be exchanged for Class EC certificates, and Class EC certificates may be exchanged for up to the full certificate balance of the Class A-S, Class B and Class C certificates.

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	45,307,019.66
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,892,062.52	Master Servicing Fee	6,261.56
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,440.71
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	348.78
ARD Interest	0.00	Senior Trust Advisor Fee	1,360.23
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,892,062.52	Total Fees	10,621.29

Principal		Expenses/Reimbursements
Scheduled Principal	6,360,316.09	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	120,898.80
Principal Prepayments	36,194,979.18	Special Servicing Fees (Monthly)	8,177.92
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	640.15
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	42,555,295.27	Total Expenses/Reimbursements	129,716.87

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,751,724.39
Excess Liquidation Proceeds	0.00	Principal Distribution	42,555,295.27
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	45,307,019.66
Total Funds Collected	45,447,357.79	Total Funds Distributed	45,447,357.82

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	810,065,037.87	810,065,037.87	Beginning Certificate Balance	810,065,037.87
(-) Scheduled Principal Collections	6,360,316.09	6,360,316.09	(-) Principal Distributions	42,555,295.27
(-) Unscheduled Principal Collections	36,194,979.18	36,194,979.18	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	767,509,742.60	767,509,742.60	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	811,883,252.35	811,883,252.35	Ending Certificate Balance	767,509,742.60
Ending Actual Collateral Balance	769,445,297.07	769,445,297.07

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.27%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	18	144,450,111.23	18.82%	7	4.4268	NAP	Defeased	18	144,450,111.23	18.82%	7	4.4268	NAP
	9,999,999 or less	22	128,225,374.98	16.71%	7	4.3663	2.074962	1.35 or less	7	106,295,271.60	13.85%	6	4.4536	0.878195
10,000,000 to 19,999,999		3	52,128,428.81	6.79%	6	4.4834	0.796401	1.36 to 1.45	3	88,553,103.72	11.54%	8	4.1893	1.421427
20,000,000 to 24,999,999		2	42,274,613.42	5.51%	5	4.2433	2.607991	1.46 to 1.55	2	39,391,476.00	5.13%	5	4.2233	1.543369
25,000,000 to 49,999,999		5	175,517,048.46	22.87%	5	4.2564	1.835991	1.56 to 1.65	0	0.00	0.00%	0	0.0000	0.000000
	50,000,000 or greater	2	224,914,165.70	29.30%	7	3.5959	3.871700	1.66 to 1.80	4	85,283,106.63	11.11%	5	4.2376	1.766014
	Totals	52	767,509,742.60	100.00%	6	4.1280	2.380399	1.81 to 2.00	3	10,778,992.87	1.40%	7	4.1208	1.976983
								2.01 or greater	15	292,757,680.55	38.14%	7	3.7992	3.958705
								Totals	52	767,509,742.60	100.00%	6	4.1280	2.380399
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	39	144,450,111.23	18.82%	7	4.4268	NAP	Washington	1	4,283,261.78	0.56%	7	4.5090	0.394900
Alabama	1	4,524,685.00	0.59%	5	4.2200	1.789800	West Virginia	1	7,859,994.51	1.02%	7	4.3900	1.386300
Alaska	1	6,893,878.94	0.90%	8	5.2500	2.077100	Wisconsin	5	26,636,921.24	3.47%	6	4.3324	1.245113
Arkansas	1	3,891,426.00	0.51%	5	4.2200	1.789800	Totals	102	767,509,742.60	100.00%	6	4.1280	2.380399
California	5	49,236,064.36	6.42%	7	4.2216	2.808812
									Property Type³
Connecticut	3	8,339,412.12	1.09%	7	4.1371	1.768889
Florida	1	1,441,000.00	0.19%	6	3.9704	2.110400		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	1	9,669,934.73	1.26%	7	4.1500	2.225300		Properties	Balance	Agg. Bal.			DSCR¹
Idaho	1	2,978,706.57	0.39%	6	4.3500	2.126400	Defeased	39	144,450,111.23	18.82%	7	4.4268	NAP
Illinois	1	7,200,000.00	0.94%	7	4.3120	2.185400	Industrial	2	9,269,236.52	1.21%	8	4.1552	1.557341
Indiana	5	23,363,275.97	3.04%	6	4.4202	1.132206	Lodging	7	71,242,705.83	9.28%	5	4.4958	2.106515
Kentucky	3	12,765,916.00	1.66%	5	4.2200	1.782400	Mixed Use	3	30,978,932.41	4.04%	7	4.4327	1.441380
Louisiana	3	2,850,000.00	0.37%	6	3.9704	2.110400	Multi-Family	5	54,318,716.62	7.08%	5	4.3533	2.056229
Maryland	1	74,914,165.70	9.76%	8	4.1744	1.425500	Office	3	51,226,917.42	6.67%	5	4.3422	1.213707
Massachusetts	1	14,257,995.62	1.86%	4	4.3230	1.665100	Retail	41	396,708,919.90	51.69%	7	3.8720	3.045075
Minnesota	1	3,490,293.01	0.45%	7	4.2300	1.790700	Self Storage	2	9,314,202.88	1.21%	7	4.0507	2.130209
Mississippi	2	23,251,841.63	3.03%	7	4.5225	0.766149	Totals	102	767,509,742.60	100.00%	6	4.1280	2.380399
Missouri	5	19,954,149.17	2.60%	5	4.2491	1.837435
New Jersey	1	5,778,943.51	0.75%	8	4.1100	1.416400
New York	3	54,276,316.04	7.07%	5	4.3542	1.520105
North Carolina	2	10,197,264.06	1.33%	7	4.2637	3.506608
Pennsylvania	3	4,860,000.00	0.63%	6	3.9704	2.110400
Tennessee	5	37,690,825.42	4.91%	4	4.3888	2.524191
Texas	5	196,117,863.89	25.55%	7	3.5443	4.304730
Virginia	1	6,335,496.31	0.83%	7	3.9100	2.132000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	18	144,450,111.23	18.82%	7	4.4268	NAP	Defeased	18	144,450,111.23	18.82%	7	4.4268	NAP
	4.40000% or less	26	530,674,009.53	69.14%	6	3.9609	2.774286	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	6	77,483,686.13	10.10%	6	4.5317	1.351269	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	0	0.00	0.00%	0	0.0000	0.000000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	1	8,008,056.77	1.04%	5	4.9400	2.449500	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% or greater	1	6,893,878.94	0.90%	8	5.2500	2.077100	49 months or greater	34	623,059,631.37	81.18%	6	4.0587	2.585431
	Totals	52	767,509,742.60	100.00%	6	4.1280	2.380399	Totals	52	767,509,742.60	100.00%	6	4.1280	2.380399
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	18	144,450,111.23	18.82%	7	4.4268	NAP	Defeased	18	144,450,111.23	18.82%	7	4.4268	NAP
	60 months or less	34	623,059,631.37	81.18%	6	4.0587	2.585431	Interest Only	6	291,284,818.00	37.95%	6	3.7586	3.417885
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	3	20,153,789.51	2.63%	7	4.5708	2.226388
	Totals	52	767,509,742.60	100.00%	6	4.1280	2.380399	241 months to 299 months	25	311,621,023.86	40.60%	6	4.3060	1.830523
								300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	52	767,509,742.60	100.00%	6	4.1280	2.380399
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	18	144,450,111.23	18.82%	7	4.4268	NAP	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	32	602,204,027.66	78.46%	6	4.0439	2.652729	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	1	2,978,706.57	0.39%	6	4.3500	2.126400
	25 months or greater	1	17,876,897.14	2.33%	7	4.5090	0.394900
	Totals	52	767,509,742.60	100.00%	6	4.1280	2.380399
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	303610001	RT	Houston	TX	Actual/360	3.307%	427,152.42	0.00	0.00	N/A	03/01/25	--	150,000,000.00	150,000,000.00	08/01/24
2	303610002	RT	Waldorf	MD	Actual/360	4.174%	269,683.05	110,583.99	0.00	N/A	04/01/25	--	75,024,749.69	74,914,165.70	08/01/24
5	303610005	MF	Starkville	MS	Actual/360	4.370%	153,493.84	76,041.74	0.00	N/A	03/01/25	--	40,789,682.71	40,713,640.97	07/01/24
6	303610006	OF	New York	NY	Actual/360	4.382%	169,795.14	0.00	0.00	N/A	01/01/25	--	45,000,000.00	45,000,000.00	08/01/24
7	303610007	LO	Various	Various	Actual/360	4.527%	141,379.93	36,267,538.87	0.00	N/A	11/01/24	--	36,267,538.87	0.00	08/01/24
8	883100342	MF	Nacogdoches	TX	Actual/360	4.216%	126,917.45	59,141.64	0.00	N/A	01/06/25	--	34,959,205.37	34,900,063.73	08/06/24
9	303610009	RT	Various	Various	Actual/360	4.220%	124,596.06	0.00	0.00	01/01/25	01/01/30	--	34,287,252.00	34,287,252.00	08/01/24
10	303610010	RT	Various	Various	Actual/360	4.220%	120,817.96	0.00	0.00	01/01/25	01/01/30	--	33,247,566.00	33,247,566.00	08/01/24
11	883100372	RT	Redding	CA	Actual/360	4.193%	101,589.65	54,032.22	0.00	N/A	03/06/25	--	28,136,198.95	28,082,166.73	08/06/24
12	695100449	RT	Various	Various	Actual/360	4.509%	69,692.36	72,329.30	0.00	N/A	03/06/25	--	17,949,226.44	17,876,897.14	12/06/22
13	303610013	MU	Jackson	MS	Actual/360	4.575%	78,943.52	45,010.69	0.00	N/A	03/01/25	--	20,038,546.74	19,993,536.05	03/01/24
14	303610014	LO	Chattanooga	TN	Actual/360	4.527%	80,951.68	41,546.42	0.00	N/A	11/01/24	--	20,766,159.84	20,724,613.42	08/01/24
16	883100368	Various Various		CA	Actual/360	4.503%	70,330.82	41,179.17	0.00	N/A	03/06/25	11/06/24	18,137,796.04	18,096,616.87	08/06/24
19	883100354	Various Various		Various	Actual/360	3.970%	73,678.49	0.00	0.00	N/A	02/06/25	--	21,550,000.00	21,550,000.00	08/06/24
20	623100197	RT	Various	Various	Actual/360	5.010%	65,922.80	49,941.42	0.00	N/A	04/06/25	01/06/25	15,280,541.48	15,230,600.06	08/06/24
22	883100329	LO	Billerica	MA	Actual/360	4.323%	53,178.33	27,333.84	0.00	N/A	12/06/24	--	14,285,329.46	14,257,995.62	08/06/24
23	695100452	Various Various		VA	Actual/360	4.263%	41,520.46	23,023.40	0.00	N/A	03/06/25	--	11,310,651.03	11,287,627.63	08/06/24
24	303610024	LO	Duluth	GA	Actual/360	4.150%	34,681.73	35,018.33	0.00	N/A	03/01/25	--	9,704,952.97	9,669,934.64	08/01/24
25	695100447	RT	La Puente	CA	Actual/360	4.394%	35,437.99	21,608.36	0.00	N/A	03/06/25	--	9,365,906.59	9,344,298.23	08/06/24
26	883100357	LO	Indianapolis	IN	Actual/360	4.470%	34,453.28	20,581.29	0.00	N/A	02/06/25	--	8,950,840.90	8,930,259.61	08/06/24
28	695100448	MF	Charlotte	NC	Actual/360	4.317%	32,139.71	17,447.31	0.00	N/A	03/06/25	--	8,645,711.37	8,628,264.06	08/06/24
29	623100175	MF	Houston	TX	Actual/360	4.940%	34,139.02	17,310.98	0.00	N/A	01/06/25	--	8,025,367.75	8,008,056.77	08/06/24
30	303610030	LO	Juneau	AK	Actual/360	5.250%	31,313.91	32,701.29	0.00	N/A	04/05/25	--	6,926,580.23	6,893,878.94	08/05/24
31	303610031	RT	Foxborough	MA	Actual/360	4.280%	27,197.02	16,001.53	0.00	N/A	04/05/25	01/05/25	7,379,354.46	7,363,352.93	08/05/24
32	883100346	LO	Indianapolis	IN	Actual/360	4.570%	28,304.26	16,395.38	0.00	N/A	01/06/25	--	7,192,443.23	7,176,047.85	08/06/24
33	695100453	RT	Dunbar	WV	Actual/360	4.390%	29,761.17	12,753.31	0.00	N/A	03/06/25	--	7,872,747.82	7,859,994.51	08/06/24
34	303610034	SS	Various	Various	Actual/360	4.250%	26,148.10	13,517.01	0.00	N/A	01/05/25	--	7,144,831.40	7,131,314.39	08/05/24
35	303610035	MU	Hicksville	NY	Actual/360	4.100%	22,982.70	15,673.17	0.00	N/A	03/01/25	--	6,509,656.80	6,493,983.63	08/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
37	883100373	RT	Round Lake Beach	IL	Actual/360	4.312%	26,734.40	0.00	0.00	N/A	03/06/25	--	7,200,000.00	7,200,000.00	08/06/24
38	303610038	IN	Eatontown	NJ	Actual/360	4.110%	20,501.65	13,846.63	0.00	N/A	04/01/25	--	5,792,790.14	5,778,943.51	08/01/24
39	883100365	LO	Elk Grove	CA	Actual/360	4.696%	23,479.64	12,808.18	0.00	N/A	03/06/25	11/06/24	5,806,362.60	5,793,554.42	08/06/24
40	303610040	SS	Lorton	VA	Actual/360	3.910%	21,369.03	11,215.62	0.00	N/A	03/01/25	--	6,346,711.93	6,335,496.31	08/01/24
41	883100355	MF	Jacksonville	FL	Actual/360	4.050%	20,932.53	10,407.20	0.00	N/A	02/06/25	--	6,002,158.51	5,991,751.31	08/06/24
42	695100446	RT	Bothell	WA	Actual/360	4.350%	18,930.28	11,734.93	0.00	N/A	03/06/25	--	5,053,689.01	5,041,954.08	08/06/24
44	883100367	RT	Brooklyn	NY	Actual/360	4.353%	20,473.00	8,908.32	0.00	N/A	03/06/25	--	5,461,772.78	5,452,864.46	08/06/24
45	303610045	RT	Chicago	IL	Actual/360	4.100%	18,525.34	5,247,144.49	0.00	02/01/25	10/01/35	08/02/24	5,247,144.49	0.00	08/01/24
46	883100356	RT	Suwanee	GA	Actual/360	4.400%	17,384.28	10,658.33	0.00	N/A	02/06/25	11/06/24	4,588,227.58	4,577,569.25	08/06/24
47	623100186	MU	Norwalk	CT	Actual/360	4.280%	16,592.27	10,561.11	0.00	N/A	03/06/25	--	4,501,973.38	4,491,412.27	08/06/24
49	883100371	OF	San Clemente	CA	Actual/360	4.082%	16,855.16	8,216.89	0.00	N/A	03/06/25	--	4,795,134.31	4,786,917.42	08/06/24
50	303610050	LO	North Kansas City	MO	Actual/360	4.400%	13,650.77	12,867.51	0.00	N/A	01/01/25	--	3,602,843.44	3,589,975.93	08/01/24
51	883100366	RT	Murrieta	CA	Actual/360	4.370%	15,311.21	8,141.34	0.00	N/A	03/06/25	--	4,068,823.39	4,060,682.05	08/06/24
52	623100187	IN	Norwalk	CT	Actual/360	4.280%	13,575.50	8,640.90	0.00	N/A	03/06/25	11/06/24	3,683,433.01	3,674,792.11	08/06/24
53	303610053	RT	Various	Various	Actual/360	4.250%	12,000.10	11,809.29	0.00	N/A	02/01/25	--	3,278,965.66	3,267,156.37	08/01/24
54	303610054	MF	Spartanburg	SC	Actual/360	4.300%	12,745.86	8,112.97	0.00	N/A	02/01/25	--	3,442,243.01	3,434,130.04	08/01/24
55	303610055	IN	Mendota Heights	MN	Actual/360	4.230%	12,741.39	7,686.90	0.00	N/A	03/01/25	--	3,497,979.91	3,490,293.01	08/01/24
56	303610056	RT	Pascagoula	MS	Actual/360	4.200%	11,812.45	7,809.36	0.00	N/A	02/01/25	--	3,266,114.68	3,258,305.32	08/01/24
57	883100364	RT	Independence	MO	Actual/360	4.200%	11,810.58	7,750.11	0.00	N/A	03/06/25	--	3,265,599.01	3,257,848.90	08/06/24
58	303610058	RT	Dallas	TX	Actual/360	3.850%	10,667.99	8,084.34	0.00	N/A	02/05/25	--	3,217,827.73	3,209,743.39	08/05/24
59	303610059	SS	Menifee	CA	Actual/360	4.150%	6,544.47	12,413.56	0.00	N/A	02/01/25	11/02/24	1,831,332.35	1,818,918.79	08/01/24
60	303610060	SS	Coeur dAlene	ID	Actual/360	4.350%	11,183.91	6,986.22	0.00	N/A	02/01/25	--	2,985,692.79	2,978,706.57	08/01/24
62	883100370	MF	Manlius	NY	Actual/360	4.500%	10,802.70	5,461.90	0.00	N/A	03/06/25	--	2,787,793.96	2,782,332.06	08/06/24
64	303610064	RT	Various	Various	Actual/360	4.250%	8,584.37	8,447.88	0.00	N/A	02/01/25	--	2,345,634.98	2,337,187.10	08/01/24
65	623100177	MH	Huntsville	AL	Actual/360	4.700%	8,058.02	4,389.29	0.00	N/A	03/06/25	12/06/24	1,991,001.25	1,986,611.96	08/06/24
66	303610066	RT	Various	SC	Actual/360	4.250%	4,592.77	4,481.34	0.00	N/A	03/01/25	--	1,254,949.83	1,250,468.49	08/01/24
Totals							2,892,062.52	42,555,295.27	0.00				810,065,037.87	767,509,742.60
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	126,299,045.00	31,192,153.60	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2	5,185,315.00	2,630,930.96	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	11,459,875.00	2,158,724.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	10,453,156.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	1,779,710.95	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	1,250.91	0.00
9	2,642,011.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,569,681.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	5,975,323.86	1,681,369.30	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	804,137.00	0.00	--	--	01/11/24	16,410,526.01	2,184,581.04	78,172.08	1,367,596.33	0.00	0.00
13	797,127.00	0.00	--	--	08/12/24	14,727,817.09	227,111.26	65,844.31	505,296.78	0.00	0.00
14	4,857,132.52	5,473,940.85	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	2,113,488.43	970,848.34	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	2,053,056.26	1,856,308.26	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	2,171,234.73	2,045,107.62	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,332,367.28	802,205.26	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	760,411.50	692,566.80	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,897,821.84	1,164,887.55	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,641,300.82	789,968.87	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,880,673.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	1,336,171.48	829,986.48	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	18,754.19	0.00
33	827,900.73	402,763.79	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	2,177,245.00	2,134,300.00	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
37	737,499.00	368,749.50	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	716,004.12	332,305.25	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	845,928.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	473,653.74	129,031.34	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
49	617,148.85	158,425.71	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
50	875,842.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	344,467.77	178,803.79	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	482,112.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	569,828.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	298,620.89	185,520.68	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
58	455,215.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	472,149.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	405,201.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
66	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	196,528,144.71	57,958,608.90				31,138,343.10	2,411,692.30	144,016.39	1,872,893.11	20,005.10	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
7	303610007	36,194,979.18	Payoff w/ penalty	0.00	0.00
Totals		36,194,979.18		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/16/24	0	0.00	0	0.00	2	37,870,433.19	0	0.00	2	37,870,433.19	0	0.00	0	0.00	1	36,194,979.18	4.127969%	4.100247%	6
07/17/24	0	0.00	0	0.00	2	37,987,773.18	0	0.00	2	37,987,773.18	0	0.00	0	0.00	0	0.00	4.145993%	4.119043%	7
06/17/24	0	0.00	1	20,085,923.37	1	18,023,524.71	0	0.00	2	38,109,448.08	0	0.00	0	0.00	0	0.00	4.146360%	4.119386%	8
05/17/24	1	20,130,571.52	0	0.00	1	18,095,286.89	0	0.00	2	38,225,858.41	0	0.00	0	0.00	0	0.00	4.146707%	4.119710%	9
04/17/24	0	0.00	0	0.00	1	18,169,038.39	0	0.00	2	38,346,637.03	0	0.00	0	0.00	0	0.00	4.147065%	4.120042%	10
03/15/24	0	0.00	0	0.00	2	38,462,124.81	0	0.00	1	18,240,237.77	0	0.00	0	0.00	0	0.00	4.147404%	4.120355%	11
02/16/24	0	0.00	0	0.00	2	38,586,865.79	0	0.00	1	18,315,732.11	0	0.00	0	0.00	0	0.00	4.147775%	4.120700%	12
01/18/24	0	0.00	0	0.00	2	38,701,419.15	0	0.00	1	18,386,364.11	0	0.00	0	0.00	0	0.00	4.148109%	4.121009%	13
12/15/23	0	0.00	1	20,358,804.04	1	18,456,722.93	0	0.00	1	18,456,722.93	0	0.00	0	0.00	0	0.00	4.148441%	4.121316%	14
11/17/23	1	20,404,964.32	0	0.00	1	18,529,121.42	0	0.00	1	18,529,121.42	0	0.00	0	0.00	1	6,602,280.89	4.148788%	4.121638%	15
10/17/23	0	0.00	0	0.00	1	18,598,928.09	0	0.00	1	18,598,928.09	0	0.00	0	0.00	0	0.00	4.149179%	4.122131%	16
09/15/23	0	0.00	0	0.00	1	18,670,794.24	0	0.00	2	18,670,794.24	0	0.00	0	0.00	1	0.00	4.149519%	4.122447%	17
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	303610005	07/01/24	0	A	0.00	0.00	0.00	40,713,640.97
12	695100449	12/06/22	19	6	78,172.08	1,367,596.33	17,068.84	19,584,100.78	03/09/20	7			08/26/21
13	303610013	03/01/24	4	6	65,844.31	505,296.78	409,676.79	20,221,887.04	08/30/23	7			04/10/24
Totals					144,016.39	1,872,893.11	426,745.63	80,519,628.79
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		254,287,324	254,287,324	0		0
7 - 12 Months		445,687,601	407,817,168	0		37,870,433
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		67,534,818	67,534,818	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-24	767,509,743	729,639,309	0	0	0	37,870,433
Jul-24	810,065,038	772,077,265	0	0	0	37,987,773
Jun-24	811,245,779	773,136,331	0	0	0	38,109,448
May-24	812,359,277	774,133,419	0	0	0	38,225,858
Apr-24	813,413,562	775,066,925	0	0	0	38,346,637
Mar-24	814,409,489	775,947,364	0	0	20,221,887	18,240,238
Feb-24	815,510,865	776,923,999	0	0	20,271,134	18,315,732
Jan-24	816,498,834	777,797,415	0	0	20,315,055	18,386,364
Dec-23	817,483,054	778,667,527	0	20,358,804	0	18,456,723
Nov-23	818,518,521	779,584,436	20,404,964	0	0	18,529,121
Oct-23	826,109,440	807,510,512	0	0	0	18,598,928
Sep-23	827,150,319	808,479,525	0	0	0	18,670,794
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
12	695100449	17,876,897.14	19,584,100.78	9,100,000.00	11/02/23	559,497.00	0.39490	12/31/21	03/06/25	247
13	303610013	19,993,536.05	20,221,887.04	7,000,000.00	05/10/24	797,127.00	0.53590	12/31/23	03/01/25	246
Totals		37,870,433.19	39,805,987.82	16,100,000.00		1,356,624.00

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
12	695100449	RT	Various	03/09/20	7

13	303610013	MU	MS	08/30/23	7

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	303610002	0.00	4.17436%	0.00	4.17436%	9	11/21/22	11/01/22	--
14	303610014	22,614,634.48	4.52700%	22,614,634.48	4.52700%	10	08/04/20	06/01/20	09/11/20
26	883100357	9,827,636.34	4.47000%	9,827,636.34	4.47000%		08/05/20	07/06/20	11/12/20
30	303610030	0.00	5.25000%	0.00	5.25000%	8	05/21/21	05/05/20	--
39	883100365	6,351,260.76	4.69600%	6,351,260.76	4.69600%		08/28/20	10/06/20	11/12/20
Totals		38,793,531.58		38,793,531.58
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
67	303610067 09/15/23	1,364,491.59	566,160.00	700,636.64	569,307.01	569,307.01	0.00	1,364,491.59	0.00	24,102.87	1,340,388.72	83.77%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		1,364,491.59	566,160.00	700,636.64	569,307.01	569,307.01	0.00	1,364,491.59	0.00	24,102.87	1,340,388.72

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
67	303610067	06/17/24	0.00	0.00	1,340,388.72	0.00	0.00	333.75	0.00	0.00	1,340,388.72
		04/17/24	0.00	0.00	1,340,054.97	0.00	0.00	(24,436.62)	0.00	0.00
		09/15/23	0.00	0.00	1,364,491.59	0.00	0.00	1,364,491.59	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	1,340,388.72	0.00	0.00	1,340,388.72	0.00	0.00	1,340,388.72

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
12	0.00	0.00	3,864.07	0.00	0.00	62,940.75	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	4,313.85	0.00	0.00	57,958.05	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	0.00	0.00	640.15	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	8,177.92	0.00	640.15	120,898.80	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		129,716.87

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Supplemental Notes
None

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